Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Construction and Housing Portfolio

May 31, 2020

HOU-QTLY-0720
1.802162.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Building Products - 14.8%
Building Products - 14.8%
Allegion PLC	48,931	$4,878,421
Carrier Global Corp. (a)	141,300	2,892,411
Fortune Brands Home & Security, Inc.	105,687	6,442,680
Johnson Controls International PLC	430,651	13,526,748
Patrick Industries, Inc.	27,005	1,400,749
Resideo Technologies, Inc. (a)	32,900	232,274
Trane Technologies PLC	61,900	5,583,999
Ufp Industries, Inc.	94,507	4,321,805
		39,279,087
Commercial Services & Supplies - 0.8%
Environmental & Facility Services - 0.8%
ABM Industries, Inc.	65,597	2,015,796
Construction & Engineering - 6.0%
Construction & Engineering - 6.0%
Comfort Systems U.S.A., Inc.	73,029	2,702,073
Construction Partners, Inc. Class A (a)(b)	130,107	2,302,894
Dycom Industries, Inc. (a)(b)	20,854	877,953
EMCOR Group, Inc.	42,670	2,711,679
Granite Construction, Inc.	46,018	809,917
Quanta Services, Inc.	94,899	3,504,620
Williams Scotsman Corp. (a)(b)	215,350	2,872,769
		15,781,905
Construction Materials - 4.5%
Construction Materials - 4.5%
Forterra, Inc. (a)	106,927	943,096
Summit Materials, Inc. (a)	169,574	2,575,829
Vulcan Materials Co.	78,476	8,500,520
		12,019,445
Electrical Equipment - 1.3%
Electrical Components & Equipment - 1.3%
Atkore International Group, Inc. (a)	128,701	3,454,335
Equity Real Estate Investment Trusts (REITs) - 19.4%
Health Care REITs - 2.8%
Welltower, Inc.	147,000	7,448,490
Hotel & Resort REITs - 1.2%
MGM Growth Properties LLC	120,616	3,344,682
Office REITs - 1.5%
Douglas Emmett, Inc.	133,100	3,907,816
Residential REITs - 12.5%
Equity Lifestyle Properties, Inc.	27,603	1,719,667
Essex Property Trust, Inc.	57,372	13,928,200
Invitation Homes, Inc.	322,100	8,471,230
UDR, Inc.	244,200	9,030,516
		33,149,613
Specialized REITs - 1.4%
Digital Realty Trust, Inc.	25,317	3,634,509

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		51,485,110

Household Durables - 12.6%
Homebuilding - 12.6%
Blu Homes, Inc. (a)(c)(d)	11,990,913	20,739
D.R. Horton, Inc.	175,856	9,724,837
NVR, Inc. (a)	1,789	5,763,460
PulteGroup, Inc.	126,285	4,289,901
Skyline Champion Corp. (a)	105,413	2,618,459
Taylor Morrison Home Corp. (a)	199,800	3,862,134
Toll Brothers, Inc.	140,100	4,526,631
TopBuild Corp. (a)	22,858	2,621,584
		33,427,745
Paper & Forest Products - 1.2%
Forest Products - 1.2%
Louisiana-Pacific Corp.	140,241	3,311,090
Real Estate Management & Development - 2.5%
Diversified Real Estate Activities - 0.7%
The RMR Group, Inc.	66,728	1,798,987
Real Estate Development - 0.7%
Howard Hughes Corp. (a)	34,200	1,732,230
Real Estate Services - 1.1%
CBRE Group, Inc. (a)	24,500	1,077,510
Cushman & Wakefield PLC(a)	184,495	1,891,074
		2,968,584

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		6,499,801

Specialty Retail - 34.7%
Home Improvement Retail - 34.7%
Lowe's Companies, Inc.	367,095	47,850,832
The Home Depot, Inc.	177,890	44,202,107
		92,052,939
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (a)	88,603	2,181,406
BMC Stock Holdings, Inc. (a)	67,500	1,766,475
		3,947,881
TOTAL COMMON STOCKS
(Cost $184,237,046)		263,275,134

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.11% (e)	1,062,757	1,062,970
Fidelity Securities Lending Cash Central Fund 0.10%(e)(f)	1,573,082	1,573,239
TOTAL MONEY MARKET FUNDS
(Cost $2,636,209)		2,636,209
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $186,873,255)		265,911,343
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(725,726)
NET ASSETS - 100%		$265,185,617

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,739 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc.	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$844
Fidelity Securities Lending Cash Central Fund	1,092
Total	$1,936

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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